Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Jan. 31, 2014	Mar. 31, 2014
Acquisitions		$ 68.9
Nacco [Member]
Percentage of outstanding shares acquired	100.00%
Purchase price of Nacco acquisition		250
Acquisitions	68.9
Leasing assets acquired	$ 650.0